Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details)	Jun. 30, 2025 USD ($)
Schedule of Estimated Future Amortization Expense for Intangible Assets [Abstract]
2026	$ 90,031
2027	23,621
2028	11,346
2029	2,154
Thereafter	943
Total	$ 128,095